ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF DETAILS OF THE COMPANY AND ITS SUBSIDIARIES

Details of the Company and its subsidiaries are set out in the table as follows:

	Date of	Percentage of effective ownership December 31,		Place of
Name	incorporation	2023	2024	incorporation	Principal activities
Plutus Financial Group Limited	January 12, 2022	N/A	N/A	Cayman Islands	Investment holding
Plutus Investment Holdings Group Limited	February 8, 2022	100%	100%	The British Virgin Islands	Investment holding
Plutus Investment Holdings International Limited	February 8, 2022	100%	100%	The British Virgin Islands	Investment holding
Plutus Securities Limited	April 20, 2018	100%	100%	Hong Kong	Securities dealings and brokerage, underwriting and placing services
Plutus Asset Management Limited	April 20, 2018	100%	100%	Hong Kong	Asset management
Plutus Asset Management Cayman Limited	August 30, 2018	100%	100%	Cayman Islands	Investment holding
One Promise Investment Immigration Consulting Limited	March 19, 2019	100%	100%	Hong Kong	Investment holding
Plutus Financial Holdings Limited	February 11, 2019	100%	100%	The British Virgin Islands	Investment holding
Plutus Financial Investment Limited	May 29, 2023	100%	100%	Hong Kong	Investment holding